Average Annual Total Returns - AB Value Fund	Feb. 26, 2021
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	9.74%
10 Years	10.50%
Class A
Average Annual Return:
1 Year	(3.37%)	[1]
5 Years	4.36%	[1]
10 Years	6.68%	[1]
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(3.63%)	[1]
5 Years	3.86%	[1]
10 Years	6.28%	[1]
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(1.81%)	[1]
5 Years	3.35%	[1]
10 Years	5.36%	[1]
Class C
Average Annual Return:
1 Year	(0.86%)
5 Years	4.48%
10 Years	6.36%
Advisor Class
Average Annual Return:
1 Year	1.14%
5 Years	5.51%
10 Years	7.43%
Class R
Average Annual Return:
1 Year	0.49%
5 Years	4.79%
10 Years	6.71%
Class K
Average Annual Return:
1 Year	0.76%
5 Years	5.11%
10 Years	7.04%
Class I
Average Annual Return:
1 Year	1.18%
5 Years	5.57%
10 Years	7.50%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.